SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION [Text Block]

13. SEGMENT INFORMATION

Segment assets are the same as consolidated total assets of $32,532,280 and $28,386,884, as at June 30, 2026 and December 31, 2025, respectively.

The table below details the Company's significant expenses and other segment items and reconciles those amounts to the Company's consolidated net loss as computed under U.S. GAAP in the unaudited condensed consolidated interim statements of operations:

	Three months ended June 30,		Six months ended June 30,
	2026	2025 (as revised)	2026	2025 (as revised)

Selling, general and administrative
Consulting fees	$1,224,644	$375,610	$2,349,506	$765,960
Marketing	1,242,018	14,853	1,750,480	96,026
Professional fees	1,084,592	138,729	1,509,486	262,143
Personnel costs	917,869	-	917,869	-
Management compensation(1)	673,162	154,097	1,232,680	298,097
Contract labour, fuel, vehicle and maintenance	402,131	176,923	735,740	369,967
Insurance	234,800	22,641	440,554	43,798
Public company, franchise and license fees	131,715	37,553	374,933	41,052
Business development	102,089	582,125	246,104	762,125
Other selling, general and administrative items(2)	435,218	488,274	866,078	975,711
Total selling, general and administrative	(6,448,238)	(1,990,805)	(10,423,430)	(3,614,879)

Research and development	(1,918)	(186,513)	(85,181)	(441,992)
Amortization of debt discount	-	(121,914)	-	(238,981)
Change in fair value of derivative liability	-	155,899	-	(548,763)
Loss to misappropriation of assets	-	-	(395,033)	-
Impairment of aircraft deposits	(5,150,000)	-	(5,150,000)	-
Other segment items(3)	141,949	208,906	326,306	257,081
Net loss	$(11,458,207)	$(1,934,427)	$(15,727,338)	$(4,587,534)

(1) Inclusive of stock-based compensation of $601,162 and $1,038,680 for the three and six months ended June 30, 2026, respectively.

(2) Other selling, general and administrative items consist of rent, office and administrative expenses, travel and entertainment, directors' fees, relocation costs, depreciation, and loss on disposal of property, plant, and equipment.

(3) Other segment items consists of interest income, realized and unrealized gains on short-term investments, interest expense, and other income (loss), net, none of which is individually significant.